COHEN & STEERS SHORT DURATION PREFERRED AND INCOME ACTIVE ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	4.7%
BANKING	1.4%
Comerica, Inc., 6.875% to 10/1/30, Series B(a)(b)			3,800	$99,180
M&T Bank Corp., 6.35%, Series K(b)			2,200	56,452
Morgan Stanley, 6.875%, Series F(b)			2,100	52,731

				208,363

FINANCIAL SERVICES	0.3%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)			1,800	47,412

INSURANCE	2.3%
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(b)			2,100	52,017
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			2,900	74,501
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			2,600	66,170
Lincoln National Corp., 9.00%, Series D(b)			236	6,332
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(a)			3,000	74,460
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a)			2,900	73,776

				347,256

UTILITIES	0.7%
Algonquin Power & Utilities Corp., 8.659% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			4,200	106,890

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$714,818)				709,921

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	92.3%
BANKING	56.4%
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)			200,000	203,127
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)			110,000	110,034
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			108,000	112,617
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)			200,000	212,491
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)			200,000	208,126
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)			200,000	212,547
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)			200,000	214,221
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)		GBP	200,000	291,161
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)			200,000	227,402
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(e)			300,000	324,987
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(e)			300,000	319,174
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)			113,000	112,379
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)			270,000	274,504
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)			110,000	114,373
Citigroup, Inc., 7.20% to 5/15/29, Series BB(a)(b)			75,000	77,912
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)			72,000	75,591
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)			143,000	150,047
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)			250,000	252,398
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(f)		GBP	200,000	290,001
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(f)		EUR	200,000	251,943
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(f)		EUR	200,000	255,756

		Principal Amount*		Value
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(f)		EUR	200,000	$253,594
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)			104,000	110,807
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)			36,000	38,135
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)			300,000	312,741
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)			37,000	37,175
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)			71,000	75,350
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(f)			200,000	202,680
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)		GBP	200,000	280,495
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(f)		GBP	200,000	281,148
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(f)		EUR	200,000	243,776
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)			74,000	74,854
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)			36,000	36,620
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)			72,000	74,385
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)			250,000	259,887
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(e)			250,000	254,035
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(e)			250,000	264,288
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)			50,000	52,204
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)			50,000	52,396
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)			200,000	203,566
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)			200,000	211,066
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)			220,000	221,400
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(e)			250,000	256,644
UniCredit SpA, 3.875% to 6/3/27 (Italy)(a)(b)(d)(f)		EUR	200,000	233,463
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			75,000	74,812
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			69,000	73,648

				8,469,960

CONSUMER DISCRETIONARY PRODUCTS	0.8%
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(f)		EUR	100,000	121,409

ENERGY	0.3%
Sunoco LP, 7.875% to 9/18/30(a)(b)(e)			40,000	41,122

FINANCIAL SERVICES	4.0%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			76,000	75,537
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			48,000	45,822
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(e)			115,000	113,583
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(a)			75,000	78,568
ILFC E-Capital Trust II, 6.60% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(e)			100,000	86,611
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			200,000	206,162

				606,283

INSURANCE	7.5%
Allstate Corp., 7.051% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			52,000	52,211
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(f)			200,000	201,909
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(a)(f)			200,000	201,323
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(f)		EUR	100,000	121,924
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)			70,000	71,717
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)			51,000	52,446
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(a)(e)			60,000	60,310
Hartford Insurance Group, Inc., 6.238% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(e)			94,000	89,101
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(f)			200,000	202,435
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			70,000	74,051

				1,127,427

		Principal Amount*		Value
PIPELINES	8.0%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)			100,000	$100,570
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)			145,000	147,192
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)			105,000	108,238
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)			70,000	74,952
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)			74,000	74,639
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			51,000	50,975
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			73,000	75,033
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(a)			70,000	74,778
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)			125,000	123,725
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(a)			140,000	146,458
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)			147,000	147,736
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(e)			92,000	72,722

				1,197,018

REAL ESTATE	0.8%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(f)		EUR	100,000	120,569

TELECOMMUNICATIONS	4.6%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(a)			70,000	72,511
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(a)(e)			75,000	75,024
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(a)			50,000	52,345
Telefonica Europe BV, 6.75% to 6/7/31 (Spain)(a)(b)(f)		EUR	100,000	130,144
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(a)			120,000	120,250
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(a)			75,000	76,583
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(a)			30,000	29,984
Verizon Communications, Inc., 5.742% to 3/17/31, due 6/15/56(a)		GBP	100,000	134,881

				691,722

UTILITIES	9.9%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)			110,000	108,940
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(a)			150,000	148,981
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(a)			50,000	52,566
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(a)			70,000	73,050
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(a)			75,000	69,220
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			75,000	74,428
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(a)			110,000	110,576
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)			70,000	72,801
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)			145,000	146,266
Enel SpA, 6.625% to 4/16/31 (Italy)(a)(b)(f)		EUR	100,000	132,020
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)			50,000	52,533
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)			105,000	107,826
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)			70,000	72,303
Sempra, 4.125% to 1/1/27, due 4/1/52(a)			90,000	88,522
Sempra, 6.875% to 7/1/29, due 10/1/54(a)			70,000	72,212
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(a)			115,000	114,611

				1,496,855

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$13,778,871)				13,872,365

		Shares	Value
SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(g)		120,092	$120,092
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(g)		120,833	120,833

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$240,925)			240,925

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$14,734,614)	98.6%		14,823,211
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4		203,704

NET ASSETS	100.0%		$15,026,915

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	1,612,527	USD	1,891,616	1/22/26	$(4,953)
Brown Brothers Harriman	GBP	961,452	USD	1,287,884	1/22/26	(8,080)
						$(13,033)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$709,921	$—	$—	$709,921
Preferred Securities—Over-the-Counter	—	13,872,365	—	13,872,365
Short-Term Investments	—	240,925	—	240,925

Total Investments in Securities	$709,921	$14,113,290	$—	$14,823,211

Forward Foreign Currency Exchange Contracts	$—	$(13,033)	$—	$(13,033)

Total Derivative Liabilities	$—	$(13,033)	$—	$(13,033)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Security converts to floating rate after the indicated fixed–rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at December 31, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $5,085,595 or 33.8% of the net assets of the Fund.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,957,601 which represents 13.0% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $3,244,094 which represents 21.6% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS SHORT DURATION PREFERRED AND INCOME ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS SHORT DURATION PREFERRED AND INCOME ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.